Debt (Details Narrative) (10K) - USD ($) $ in Thousands				12 Months Ended
	Feb. 27, 2017	Dec. 23, 2015	Nov. 18, 2015	Dec. 31, 2017	Dec. 31, 2016
Financing costs incurred		$ 1,025		$ 139	$ 260
Interest expense				(8,752)	(7,274)
Maximum amount of cash dividends				6,620
Revolving Line of Credit [Member]
Revolving line of credit				0	3,000
Availability on the revolver				7,000	4,000
Interest expense				$ 78	$ 159
Credit Agreement [Member]
Notes payable maturity date			Nov. 18, 2020
Line of credit amount committed			$ 20,000
Availability on the revolver			$ 7,000
LIBOR Plus [Member]
Derivative basis spread on variable rate			3.50%
Minimum [Member] | London Interbank Offered Rate (LIBOR) [Member] | December 31, 2017 To December 31, 2016 [Member]
Range of the potential points on top of LIBOR rate percentage				2.25%
Maximum [Member] | London Interbank Offered Rate (LIBOR) [Member] | December 31, 2017 To December 31, 2016 [Member]
Range of the potential points on top of LIBOR rate percentage				3.25%
Floor Plan Notes Payable [Member]
Notes payable interest rate				3.63%	4.03%
Notes payable maturity date	Nov. 18, 2018
Maximum amount of finance used inventory	$ 40,000
Maximum draw down for rental units	$ 5,000
Borrowings outstanding				$ 105,207	$ 95,999
Notes payable interest expense				3,739	2,270
Financing costs incurred				139	260
Note payable				105,207	95,999
Floor Plan Notes Payable [Member] | London Interbank Offered Rate (LIBOR) [Member]
Notes payable interest rate	2.25%
Floor Plan Notes Payable [Member] | Before Amendment [Member]
Maximum availability before and after the amendment	$ 120,000
Floor Plan Notes Payable [Member] | After Amendment [Member]
Maximum availability before and after the amendment	$ 140,000
Long-Term Debt [Member]
Note payable				$ 9,130	10,988
Long-Term Debt [Member] | Credit Agreement [Member]
Notes payable maturity date				Nov. 18, 2020
Balloon payment due				$ 3,867
Monthly payments of debt				155
Debt interest expense				491	$ 474
Long-Term Debt [Member] | November 23, 2015 [Member] | Credit Agreement [Member]
Monthly payments of debt				$ 13,000
Long-Term Debt [Member] | London Interbank Offered Rate (LIBOR) [Member]
Range of the potential points on top of LIBOR rate percentage				4.84%	4.73%
Long-Term Debt [Member] | London Interbank Offered Rate (LIBOR) [Member] | Credit Agreement [Member]
Notes payable interest rate				3.50%